CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 88	$ 64	$ 77
Common units issued	17,339,718	17,339,718
Common units outstanding	17,339,718	17,339,718
Subordinated units issued	17,339,718	17,339,718
Subordinated units outstanding	17,339,718	17,339,718
General partner interest, units issued	707,744	707,744
General partner interest, units outstanding	707,744	707,744